Lease - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturity of Lease Liabilities [Abstract]
2027	$ 510,740
2028	281,834
2029	135,046
2030	140,861
2031	70,430
Total lease payments	1,138,911
Less: interest	(64,494)
Present value of lease liabilities	$ 1,074,417	$ 123,645